UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04993

Nicholas Limited Edition, Inc
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2011

Date of Reporting Period: 09/30/2011

Item 1. Schedule of Investments.

	NICHOLAS LIMITED EDITION, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF SEMPTEMBER 30, 2011

		VALUE
		------------
COMMON STOCKS -- 92.76%
	Consumer Discretionary - Automobiles &
	Components -- 1.06%
230,000	Modine Manufacturing Company *	$ 2,083,800
		------------
	Consumer Discretionary - Durables &
	Apparel -- 3.80%
510,000	Liz Claiborne, Inc. *	2,550,000
55,000	Tupperware Brands Corporation	2,955,700
55,000	Vera Bradley, Inc. *	1,982,750
		------------
		7,488,450
		------------
	Consumer Discretionary - Media -- 1.43%
50,000	Morningstar, Inc.	2,822,000
		------------
	Consumer Discretionary - Retailing -- 10.26%
105,000	Aaron's, Inc.	2,651,250
85,000	Ascena Retail Group, Inc. *	2,300,950
100,000	Body Central Corp. *	1,816,000
135,000	Express, Inc. *	2,739,150
55,000	Jos. A. Bank Clothiers, Inc. *	2,564,650
77,500	Monro Muffler Brake, Inc.	2,555,175
60,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	3,733,800
105,000	Zumiez Inc. *	1,838,550
		------------
		20,199,525
		------------
	Consumer Discretionary - Services -- 2.53%
90,000	Caribou Coffee Company, Inc. *	1,063,800
145,000	Texas Roadhouse, Inc.	1,916,900
435,000	Wendy's Company (The)	1,996,650
		------------
		4,977,350
		------------
	Consumer Staples - Food & Staples
	Retailing -- 1.19%
37,500	PriceSmart, Inc.	2,337,000
		------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 1.41%
45,000	TreeHouse Foods, Inc. *	2,782,800
		------------
	Consumer Staples - Household & Personal
	Products -- 0.92%
200,000	Prestige Brands Holdings, Inc. *	1,810,000
		------------
	Energy -- 4.35%
70,000	Brigham Exploration Company *	1,768,200
22,500	Bristow Group Inc.	954,675
22,500	Dril-Quip, Inc. *	1,212,975
24,000	Lufkin Industries, Inc.	1,277,040
45,000	Rosetta Resources, Inc. *	1,539,900
30,000	SM Energy Company	1,819,500
		------------
		8,572,290
		------------
	Financials - Banks -- 4.49%
145,000	Associated Banc-Corp	1,348,500
74,000	Baylake Corp.	259,000
95,000	Community Bank System, Inc.	2,155,550
73,394	First Financial Bancorp.	1,012,837
170,513	FirstMerit Corporation	1,937,028
45,000	IBERIABANK Corporation	2,117,700
		------------
		8,830,615
		------------
	Financials - Diversified -- 3.29%
23,000	Affiliated Managers Group, Inc. *	1,795,150
180,000	Duff & Phelps Corporation - Class A	1,918,800
45,000	Eaton Vance Corp.	1,002,150
70,000	Waddell & Reed Financial, Inc.	1,750,700
		------------
		6,466,800
		------------
	Financials - Insurance -- 0.65%
47,500	HCC Insurance Holdings, Inc.	1,284,875
		------------
	Financials - Real Estate -- 1.04%
290,000	Summit Hotel Properties, Inc.	2,047,400
		------------
	Health Care - Equipment & Services -- 10.11%
139,000	Allscripts Healthcare Solutions, Inc. *	2,504,780
33,500	Computer Programs and Systems, Inc.	2,216,025
70,000	Cyberonics, Inc. *	1,981,000
120,000	DexCom, Inc. *	1,440,000
94,400	Insulet Corporation *	1,440,544
75,000	Masimo Corporation *	1,623,750

104,550	Meridian Bioscience, Inc.	1,645,617
145,000	Merit Medical Systems, Inc. *	1,905,300
35,000	MWI Veterinary Supply, Inc. *	2,408,700
30,000	Neogen Corporation *	1,041,600
40,000	Sirona Dental Systems, Inc. *	1,696,400
		------------
		19,903,716
		------------
	Health Care - Pharmaceuticals, Biotechnology &
	Life Sciences -- 1.58%
49,500	Charles River Laboratories
	International, Inc. *	1,416,690
25,000	Techne Corporation	1,700,250
		------------
		3,116,940
		------------
	Industrials - Capital Goods -- 8.95%
120,000	Beacon Roofing Supply, Inc. *	1,918,800
42,650	Graco Inc.	1,456,071
105,000	II-VI Incorporated *	1,837,500
31,500	Middleby Corporation (The) *	2,219,490
32,500	MSC Industrial Direct Co., Inc. - Class A	1,834,950
65,000	RBC Bearings Incorporated *	2,209,350
45,000	Regal-Beloit Corporation	2,042,100
75,000	Robbins & Myers, Inc.	2,603,250
73,125	Sun Hydraulics Corporation	1,490,287
		------------
		17,611,798
		------------
	Industrials - Commercial & Professional
	Services -- 10.70%
65,000	Copart, Inc. *	2,542,800
60,000	Exponent, Inc. *	2,479,800
127,500	Healthcare Services Group, Inc.	2,057,850
95,000	Huron Consulting Group Inc. *	2,957,350
50,000	ICF International, Inc. *	940,500
37,000	IHS Inc. - Class A *	2,767,970
325,000	InnerWorkings, Inc. *	2,548,000
125,000	Mobile Mini, Inc. *	2,055,000
160,000	Standard Parking Corporation *	2,502,400
50,000	Swisher Hygiene, Inc. *	202,500
		------------
		21,054,170
		------------
	Industrials - Transportation -- 2.13%
75,000	Hub Group, Inc. - Class A *	2,120,250
120,000	Marten Transport, Ltd.	2,068,800
		------------
		4,189,050
		------------
	Information Technology - Hardware &
	Equipment -- 3.91%
200,000	Ceragon Networks Ltd. *	1,910,000
115,000	Finisar Corporation *	2,017,100
73,500	FLIR Systems, Inc.	1,841,175
295,000	Intermec, Inc. *	1,923,400
		------------
		7,691,675
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 4.64%
85,000	CEVA, Inc. *	2,066,350
140,000	Cirrus Logic Inc. *	2,063,600
120,000	OmniVision Technologies, Inc. *	1,684,800
240,000	RF Micro Devices, Inc. *	1,521,600
100,000	Skyworks Solutions, Inc. *	1,794,000
		------------
		9,130,350
		------------
	Information Technology - Software &
	Services -- 10.79%
47,500	ANSYS, Inc. *	2,329,400
120,000	Bottomline Technologies (de), Inc. *	2,416,800
27,500	Concur Technologies, Inc. *	1,023,550
197,300	Echo Global Logistics, Inc. *	2,624,090
25,000	FactSet Research Systems Inc.	2,224,250
115,000	Fortinet *	1,932,000
80,000	Jack Henry and Associates, Inc.	2,318,400
5,000	MercadoLibre, Inc.	268,750
54,500	MICROS Systems, Inc. *	2,393,095
20,000	Quality Systems, Inc.	1,940,000
80,000	SolarWinds, Inc. *	1,761,600
		------------
		21,231,935
		------------
	Materials -- 3.53%
58,500	AptarGroup, Inc.	2,613,195
110,000	RPM International, Inc.	2,057,000
70,000	Sensient Technologies Corporation	2,278,500
		------------
		6,948,695
		------------
	TOTAL COMMON STOCKS
	(cost $154,945,876)	182,581,234
		------------

SHORT-TERM INVESTMENTS -- 7.29%
	Commercial Paper - 6.41%
$1,000,000	Bacardi-Martini B.V. 10/03/11, 0.31%	1,000,000
1,105,000	Thermo Fisher Scientific Inc. 10/03/11, 0.25%	1,105,000
1,625,000	NBCUniversal Media, LLC 10/04/11, 0.34%	1,624,985
1,000,000	Sara Lee Corporation 10/05/11, 0.30%	999,983
1,000,000	Bacardi U.S.A., Inc. 10/06/11, 0.34%	999,972
1,000,000	Sara Lee Corporation 10/06/11, 0.21%	999,983
1,025,000	Stanley Black & Decker Inc. 10/07/11, 0.27%	1,024,969
1,000,000	Integrys Energy Group, Inc. 10/12/11, 0.25%	999,937
1,000,000	Integrys Energy Group, Inc. 10/13/11, 0.25%	999,931
900,000	NBCUniversal Media, LLC 10/14/11, 0.34%	899,906
750,000	VW Credit, Inc. 10/17/11, 0.33%	749,904
1,225,000	Viacom Inc. 10/18/11, 0.36%	1,224,816
		------------
		12,629,386
		------------
	Variable Rate Security - 0.88%
1,730,694	American Family Financial Services, Inc.(1)
	10/01/11, 0.10%	1,730,694
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $14,360,080)	14,360,080
		------------
	TOTAL SECURITY HOLDINGS
	(cost $169,305,956) - 100.05%	196,941,314
		------------
	LIABILITIES, NET OF OTHER ASSETS - (0.05)%	(108,089)
		------------
	TOTAL NET ASSETS
	(basis of percentages
	disclosed above) - 100%	$196,833,225
		------------
		------------

* Non-income producing.

(1) Subject to a demand feature as defined by the Securities and Exchange Commission.

As of September 30, 2011, investment cost for federal tax purposes was $169,707,180 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$ 41,849,642
Unrealized depreciation	(14,615,508)
------------
Net unrealized appreciation	27,234,134
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks(1)	$182,581,234
Level 2 -
Commercial Paper	12,629,386
Variable Rate Security	1,730,694
Level 3 -
None	-
------------
Total	$196,941,314
------------
------------

(1) See Schedule above for further detail by industry.

                                                                   Page 3

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 11/07/2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 11/07/2011

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 11/07/2011